Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current:
Intangible assets	€ 12,749	€ 12,395
Goodwill	4,687	4,514
Property, plant and equipment	6,434	5,344
Investment property	73	0
Non-current derivative assets	98	100
Deferred tax assets	24	1
Other non-current assets	397	295
Total non-current assets	24,462	22,649
Current:
Current derivative assets	102	161
Current tax assets	58	58
Inventories	1,608	1,356
Amounts receivable from related parties	89	123
Trade accounts receivable	2,564	2,547
Other current assets	458	351
Assets held for sale	46	22
Short-term investments	150	568
Cash and cash equivalents	1,563	1,419
Total current assets	6,638	6,605
Total assets	31,100	29,254
Non-current:
Borrowings, less current portion	9,940	10,096
Employee benefit liabilities	172	191
Non-current provisions	104	45
Non-current derivative liabilities	161	169
Deferred tax liabilities	3,498	3,378
Non-current tax liabilities	30	75
Other non-current liabilities	61	46
Total non-current liabilities	13,966	14,000
Current:
Current portion of borrowings	1,391	1,300
Current portion of employee benefit liabilities	7	8
Current provisions	246	114
Current derivative liabilities	45	99
Current tax liabilities	301	253
Amounts payable to related parties	373	270
Trade and other payables	5,786	5,234
Total current liabilities	8,149	7,278
Total liabilities	22,115	21,278
EQUITY
Share capital	5	5
Share premium	307	276
Merger reserves	287	287
Other reserves	(912)	(823)
Retained earnings	8,802	8,231
Equity attributable to shareholders	8,489	7,976
Non-controlling interests	496	0
Total equity	8,985	7,976
Total equity and liabilities	€ 31,100	€ 29,254